Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity International Credit Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Credit Central Fund
Class Name	Fidelity® International Credit Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 50% of the portfolio was comprised of corporate bond holdings, while 24% was in non-benchmark exposure to U.S. government bonds and roughly 8% in non-U.S. government bonds.
•Roughly 55% of the fund was invested in investment-grade securities rated A and above, while 37% was in bonds rated BBB and lower. The fund also had an approximate 6% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in AGPS Bond Co. and British multinational public transportation company, Mobico Group.
•Top fund holdings at year-end included U.S. treasury notes and bonds, German government bonds, Aroundtown and UBS Group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2017 through December 31, 2024. Initial investment of $10,000. Fidelity® International Credit Central Fund $10,000 $10,220 $10,105 $11,476 $12,406 $12,384 $10,215 $10,932 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,181 $10,248 $11,299 $12,027 $11,912 $10,355 $11,255 Bloomberg Global Aggregate Bond Index $10,000 $10,268 $10,145 $10,839 $11,836 $11,279 $9,446 $9,986 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Credit Central Fund 8.02% 0.57% 2.22% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 4.44% 0.79% 2.16% Bloomberg Global Aggregate Bond Index -1.69% -1.96% -0.24% A From June 13, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 96,242,819
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$96,242,819
Number of Holdings	200
Total Advisory Fee	$0
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.0 AAA 7.3 A 11.5 BBB 30.4 BB 7.2 B 1.6 CCC,CC,C 0.2 D 0.2 Not Rated 9.4 Short-Term Investments and Net Other Assets (Liabilities) 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.0 AAA - 7.3 A - 11.5 BBB - 30.4 BB - 7.2 B - 1.6 CCC,CC,C - 0.2 D - 0.2 Not Rated - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 8.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.4 U.S. Treasury Obligations 24.0 Preferred Securities 9.1 Foreign Government and Government Agency Obligations 8.3 Short-Term Investments and Net Other Assets (Liabilities) 8.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.4 U.S. Treasury Obligations - 24.0 Preferred Securities - 9.1 Foreign Government and Government Agency Obligations - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.2 United States 34.8 Germany 18.3 United Kingdom 18.2 Netherlands 3.8 Luxembourg 3.8 France 3.4 Switzerland 3.3 Canada 1.8 Australia 1.7 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 34.8 Germany - 18.3 United Kingdom - 18.2 Netherlands - 3.8 Luxembourg - 3.8 France - 3.4 Switzerland - 3.3 Canada - 1.8 Australia - 1.7 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.3 US Treasury Bonds 8.7 German Federal Republic 5.3 UBS Group AG 2.0 KfW 1.9 Canadian Government 1.8 HSBC Holdings PLC 1.7 Barclays PLC 1.6 Blackstone Property Partners Europe Holdings Sarl 1.6 John Lewis PLC 1.5 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec